DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
DEBT

7.DEBT

On August 4, 2021, the Company entered into a new term loan agreement (“the New Term Loan”). The New Term Loan will provide the Company with $45,000 at a floating per annum rate of LIBOR plus 8.5%, with a maturity date of August 4, 2025. Should LIBOR no longer be published, the agreement provides for an alternative rate of interest based on the per annum rate equal to the greatest of the Prime Rate or the Federal Funds Effective Rate plus 1/2 of 1% in effect on such day. The agreement provides the lender with a first priority security interest in all of the Company’s assets and contains a certain number of financial covenants, which requires us to (i) maintain minimum unrestricted cash balance of $15,000, (ii) maintain minimum net Retail revenue based upon agreed upon quarterly targets, and (iii) maintain a Retail gross margin percentage of at least 8%. These net Retail revenue and Retail gross margin targets are tested quarterly on a trailing twelve-month basis. The agreement also includes other affirmative and negative covenants, which, among other things, restricts the Company’s ability to pay dividends or make any distributions, incur indebtedness, incur liens, and sell substantially all of its assets. The agreement also subjects the Company to certain reporting covenants. The Company is required to provide monthly, quarterly and annual financial statements, operating budget and metrics, and other financial information as requested. Also in connection with the New Term Loan, the Company issued 126,993 warrants to purchase price stock at an exercise price of $7.0871, which were cashless exercised immediately prior to the closing of the Business Combination.

Further, on August 4, 2021, the Company repaid the outstanding principal balance of the Seventh Amendment of its existing term loan and security agreement (the “Credit Agreement”) of $5,000 and recognized a loss on extinguishment of debt in the amount of $203. In connection with the loan repayment, the Company’s letter of credit was modified and the Company is now required to maintain cash collateral for the outstanding letters of credit. As a result, the cash collateral related to the outstanding letters of credit are segregated in restricted cash accounts as of March 31, 2022. Refer to the Notes to the Annual Report for further detail on the Seventh Amendment and corresponding Credit Agreement.

As of both March 31, 2022 and December 31, 2021, the Company had approximately $2,768 of letters of credit issued, respectively, of which none were drawn.

Amounts outstanding under long-term debt, including the PIPE Convertible Notes (discussed in Note 6), consisted of the following as of March 31, 2022 and December 31, 2021. The estimated fair value of long-term debt is approximated at its carrying value as of these reporting dates.

	March 31, 2022	December 31, 2021
Term Loan, matures August 2025	$43,386	$43,287
PIPE Convertible Notes (1)	77,371	77,047
Total debt	120,757	120,334
Less: current portion	—	—
Long-term debt	$120,757	$120,334

Aggregate maturities of long-term debt as of March 31, 2022 are as follows:

March 31, 2022
2022 (remaining nine months)	$—
2023	—
2024	—
2025	43,386
2026	77,371
Total	$120,757
(1)	As discussed in Note 6, the PIPE Convertible Notes will mature in 2026, unless earlier repurchased by the Company or converted at the option of the holders.

6.DEBT

In June 2020, the Company amended and extended the loan and security agreement (the “Credit Agreement”), originally dated previously amended in December 2017, January 2018, and March 2020. The June 2020 amendment, which was the Seventh Amendment to the Credit Agreement, granted the Company a term loan in the principal amount of $7,500,000 with a maturity date of December 22, 2022, of which $5,132,500 was immediately drawn. In July 2020, the Company drew down on the remaining $2,367,500 of principal in this most recent amendment, increasing the Company’s total borrowings to $7,500,000. The Seventh Amendment also reduced the available letters of credit from $11,000,000 to $4,000,000. As of December 31, 2020, the Company had issued $2,571,667 letters of credit, out of the $4,000,000 available.

The Credit Agreement provided the bank a first perfected security interest in all of the Company’s assets with a negative pledge on intellectual property. As of December 31, 2020 and 2019, outstanding amounts drawn on the Credit Agreements accrued interest at a floating per annum rate equal to three and one-quarter of one percentage points (3.25%) above the Prime Rate for 2020 and 2019, respectively.

In connection with the Credit Agreement and associated amendments, the Company had issued warrants to purchase (i) 15,107 shares of common stock at a price of $0.95 per share on June 24, 2015 (ii) 10,000 shares of common stock at a price of $2.33 per share on December 22, 2016, and (iii) 12,500 shares of common stock at a price of $3.04 per share on May 22, 2018. Refer to Note 12 for a discussion around the cashless exercise of these warrants upon consummation of the Business Combination.

On August 4, 2021, the Company entered into a new term loan agreement (the “New Term Loan”). The New Term Loan will provide the Company with $45,000,000 at a floating per annum rate of LIBOR plus 8.5%, with a maturity date of August 4, 2025. Should LIBOR no longer be published, the agreement provides for an alternative benchmark rate (which may include Term SOFR). The agreement provides the lender with a first priority security interest in all of the Company’s assets and contains a certain number of financial covenants, which requires us to (i) maintain minimum unrestricted cash balance of $15,000,000, (ii) maintain minimum net Retail revenue based upon agreed quarterly targets; and (iii) maintain a Retail gross margin percentage of at least 8%. These net Retail revenue and Retail gross margin targets are tested quarterly on a trailing twelve-month basis. The agreement also includes other affirmative and negative covenants, which, among other things, restricts the Company’s ability to pay dividends or make any distributions, incur indebtedness, incur liens, and sell substantially all of its assets. The agreement also subjects the Company to certain reporting covenants. The Company is required to provide monthly, quarterly and annual financial statements, operating budget and metrics, and other financial information as requested. Also in connection with the New Term Loan, the Company issued 126,993 warrants to purchase price stock at an exercise price of $7.0871, which expire on August 4, 2031. A portion of the proceeds from the New Term Loan was first allocated to the warrants in an amount equal to the fair value of the warrants on the date of issuance and the remainder of the proceeds were allocated to debt. These warrants were cashless exercised immediately prior to the closing of the Business Combination and as a result, there were no warrants outstanding associated with the New Term Loan as of December 31, 2021. Refer to Note 11 for further details regarding the Company’s warrants.

Further, on August 4, 2021, the Company repaid the outstanding principal balance of the Seventh Amendment of its Credit Agreement of $5,000,000 and recognized a loss on extinguishment of debt in the amount of $202,723. In connection with the loan repayment, the Company’s letter of credit was modified and the Company is now required to maintain cash collateral for the outstanding letters of credit. As a result, the cash collateral related to the outstanding letters of credit are segregated in restricted cash accounts as of the third quarter of 2021.

As of December 31, 2021, the Company had approximately $2,767,471 of letters of credit issued, of which none were drawn.

Amounts outstanding under long-term debt, including the PIPE Convertible Notes (discussed in Note 5), consisted of the following as of December 31, 2021 and 2020. The estimated fair value of long-term debt is approximated at its carrying value as of these reporting dates.

	December 31,
	2021	2020
New Term loan, matures August 2025	$43,286,747	$—
7th Amendment term loan, matures December 2022	—	7,500,000
PIPE Convertible Notes(1)	77,047,475	—
Total debt	$120,334,222	$7,500,000
Less: current portion	—	(3,750,000)
Long-term debt	$120,334,222	$3,750,000

Aggregate maturities of debt as of December 31, 2021 are as follows:

2022	$—
2023	—
2024	—
2025	43,286,747
2026	77,047,475
Total	$120,334,222
(1)	As discussed in Note 5, the PIPE Convertible Notes will mature in 2026, unless earlier repurchased by the Company or converted at the option of the holders.